Marketable securities (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2012 SapuraCrest Bhd USD ($)	Jun. 30, 2012 SapuraCrest Bhd USD ($)	Dec. 31, 2012 SapuraCrest Bhd	May 17, 2012 SapuraCrest Bhd	Dec. 31, 2013 Ensco USD ($)	Dec. 31, 2012 Ensco USD ($)	Dec. 31, 2013 Petromena USD ($)	Dec. 31, 2012 Petromena USD ($)	Dec. 31, 2013 Petromena NOK	Dec. 31, 2013 Golden Close USD ($)	Dec. 31, 2012 Golden Close USD ($)	May 30, 2012 Sapura Kencana USD ($)	Dec. 31, 2013 Sapura Kencana USD ($)	Dec. 31, 2012 Sapura Kencana USD ($)	May 17, 2012 Sapura Kencana	Apr. 30, 2013 Sapura Kencana	May 30, 2012 Sapura Kencana	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum Sapura Kencana
Marketable Securities [Abstract]
Original cost	$ 544	$ 128	$ 24					$ 0	$ 0	$ 4	$ 4		$ 0	$ 0		$ 540	$ 124
Cumulative unrealized gain on marketable securities	538	205
Carrying value	1,082	333						0	0	4	4		0	0		1,078	329
Marketable Securities, Investee [Line Items]
Ownership interest (in hundredths)						23.60%	23.59%								6.40%			11.79%			20.00%	11.80%
Recognized gain	18	169	0	169	84
Percentage of marketable securities held (in hundredths)										81.10%										6.40%
Sale of Stock, Number of Shares Issued in Transaction																			400,800,000
Face amount of bond securities held												2,000
Marketable Securities and Changes in Carrying Value [Roll Forward]
Historic cost, ending	544	128	24					0	0	4	4		0	0		540	124
Additions		237							0		0			0			237
Fair Market value adjustments recognized via OCI		84							0		0			0			84
Release of OCI into profit & loss	0	(85)	(416)						0		0			(1)	(84)		(84)
Realization of historic cost		(132)							(4)		0			(15)			(113)
Historic cost, beginning	128	24						0	4	4	4		0	16		124	0
Net book value, beginning	333							0		4			0			329
Cumulative Fair Market value adjustments recognized via OCI	538	205						0	0	0	0		0	0		538	205
Marketable securities	416	333						0	0	4	4		0	0		412	329
Marketable securities long-term	666	0						0	0	0	0		0	0		666	0
Market value of shares acquired on disposal of tender rig division	416							0		0			0			416
Net book value, ending	$ 1,082	$ 333						$ 0	$ 0	$ 4	$ 4		$ 0	$ 0		$ 1,078	$ 329
Investment Owned, Ownership Percentage																			12.00%